Interim Statement Presentation (Details) - Schedule of Revised Statement of Changes in Stockholder's Equity - VASO CORPORATION [Member] - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jan. 01, 2023	Jan. 01, 2022
As Reported [Member] | Accumulated Deficit
Interim Statement Presentation (Details) - Schedule of Revised Statement of Changes in Stockholder's Equity [Line Items]
Total Stockholders' Equity	$ (47,253)	$ (49,751)	$ (51,246)	$ (39,029)	$ (50,902)
Net income (loss)	2,498	1,495	(344)
As Reported [Member] | Stockholders' Equity, Total [Member]
Interim Statement Presentation (Details) - Schedule of Revised Statement of Changes in Stockholder's Equity [Line Items]
Total Stockholders' Equity	14,531	12,258	10,972	22,875	11,310
Net income (loss)	2,498	1,495	(344)
Adjustment [Member] | Accumulated Deficit
Interim Statement Presentation (Details) - Schedule of Revised Statement of Changes in Stockholder's Equity [Line Items]
Total Stockholders' Equity	(610)	(448)	(288)	(808)	(229)
Net income (loss)	(162)	(160)	(59)
Adjustment [Member] | Stockholders' Equity, Total [Member]
Interim Statement Presentation (Details) - Schedule of Revised Statement of Changes in Stockholder's Equity [Line Items]
Total Stockholders' Equity	(610)	(448)	(288)	(808)	(229)
Net income (loss)	(162)	(160)	(59)
As Revised [Member] | Accumulated Deficit
Interim Statement Presentation (Details) - Schedule of Revised Statement of Changes in Stockholder's Equity [Line Items]
Total Stockholders' Equity	(47,863)	(50,199)	(51,534)	(39,837)	(51,131)
Net income (loss)	2,336	1,335	(403)
As Revised [Member] | Stockholders' Equity, Total [Member]
Interim Statement Presentation (Details) - Schedule of Revised Statement of Changes in Stockholder's Equity [Line Items]
Total Stockholders' Equity	13,921	11,810	10,684	$ 22,067	$ 11,081
Net income (loss)	$ 2,336	$ 1,335	$ (403)